Employee Severance Plan (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010	Dec. 31, 2009
Employee Severance Plan
Total interim severance payments	159,944	409,605	14,078
Recognized special termination benefits	555,238	0	89,965
Number of employees accepting special termination benefits (amount as shown)			402	3,244	0
Accrued severance benefits	156,102	154,716	173,348
Contribution to severance insurance deposit account	119,951	157,032	102,974